Schedule of Segment (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Revenue
Revenue from contracts	$ 19,136,922	$ 25,860,705		$ 13,847,548		$ 21,810,317
Cost of revenue
Total cost of revenue	17,192,791	23,233,501		12,597,472		19,165,477
Gross profit	1,944,131	2,627,204		1,250,076		2,644,840
Operating expenses
Provision for credit losses				154,077		399,278
Depreciation	122,571	165,636		170,344		161,711
Administrative expenses	2,873,899	3,883,646		2,063,324		2,290,312
Research and development expenses	499,130	674,500
Total operating expenses	3,373,029	4,558,146		2,217,401		2,689,590
Income (loss) from operations	(1,428,898)	(1,930,942)		(967,325)		(44,750)
Other income (expense)
Interest expenses, net	(10,702)	(14,463)		(65,921)		(77,104)
Finance expense, net	(5,536)	(7,480)		(4,273)		(8,096)
Other income	147,393	199,180		140,656		99,543
Foreign exchange gain (loss), net	(209,004)	(282,438)		46,859		(2,906)
Total other income (expenditure), net	(77,849)	(105,201)		117,321		11,437
Total other income, net	(77,849)	(105,201)		117,321		11,437
(Loss) income before provision for income taxes	(1,506,747)	(2,036,143)		(850,004)		(33,313)
Income tax (expense) benefit				35,638		37,998
Net income (loss)	(1,506,747)	(2,036,143)	$ (610,775)	(814,366)	$ 3,516	4,685
Chief Operating Decision Maker [Member]
Revenue
Revenue from contracts	19,136,922	25,860,705		13,847,548		21,810,317
Cost of revenue
Subcontracting costs	6,897,551	9,321,014		4,817,236		8,612,283
Material costs	6,134,993	8,290,531		3,686,385		6,282,505
Labor costs	2,484,683	3,357,680		2,521,648		3,048,639
Equipment rental costs	127,195	171,885		171,915		477,253
Overhead costs	1,548,369	2,092,391		1,400,288		744,797
Total cost of revenue	17,192,791	23,233,501		12,597,472		19,165,477
Gross profit	1,944,131	2,627,204		1,250,076		2,644,840
Operating expenses
Provision for credit losses				154,077		399,278
Employees salaries and benefit	992,751	1,341,556		1,066,971		895,520
Depreciation	122,571	165,636		170,343		161,712
Legal and Professional fees	1,477,971	1,997,257		465,242		905,287
Administrative expenses	280,606	379,197		360,768		330,793
Research and development expenses	499,130	674,500
Total operating expenses	3,373,029	4,558,146		2,063,324		2,689,590
Income (loss) from operations	(1,428,898)	(1,930,942)		(967,325)		(44,750)
Other income (expense)
Interest expenses, net	(10,702)	(14,463)		(65,921)		(77,104)
Finance expense, net	(5,536)	(7,480)		(4,273)		(8,096)
Other income	147,393	199,180		140,656		99,543
Foreign exchange gain (loss), net	(209,004)	(282,438)		46,859		(2,906)
Total other income (expenditure), net	(77,849)	(105,201)		117,321		11,437
Total other income, net	(77,849)	(105,201)		117,321		11,437
(Loss) income before provision for income taxes	(1,506,747)	(2,036,143)		(850,004)		(33,313)
Income tax (expense) benefit				35,638		37,998
Net income (loss)	(1,506,747)	(2,036,143)		(814,366)		4,685
Chief Operating Decision Maker [Member] | Supply Materials [Member]
Revenue
Revenue from contracts	38,245	51,682		1,350		4,701
Chief Operating Decision Maker [Member] | Revenue From Contracts [Member]
Revenue
Revenue from contracts	$ 19,098,677	$ 25,809,023		$ 13,846,198		$ 21,805,616